UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05603

Name of Fund: BlackRock World Income Fund, Inc.

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock World Income Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2009

Date of reporting period: 09/30/2009

Item 1 – Schedule of Investments

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Asset-Backed Securities		Par (000)	Value

France - 0.4%	Auto ABS Compartiment, Series 2007-1, Class A, 0.96%, 2/25/19 (a)	EUR	500	$692,829

Ireland - 0.2%	Cars Alliance Series 2007-1 Class A, 0.86%, 10/08/23 (a)		300	417,739

Italy - 0.3%	COMP, Series 2007-2, Class A, 1.55%, 10/25/20 (a)		300	420,723

United States - 3.0%	Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 3/08/13	USD	615	644,495
	Ford Credit Auto Owner Trust, Series 2006-C, Class A3, 5.16%, 11/15/10		245	245,949
	Home Equity Asset Trust, Series 2007-2, Class 2A1, 0.36%, 7/25/37 (a)		220	205,936
	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, 9/15/14		560	588,300
	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A2, 2.94%, 7/15/11		590	597,458
	SLM Student Loan Trust, Series 2005-1, Class A2, 0.58%, 4/27/20 (a)		986	970,278
	SLM Student Loan Trust, Series 2008-5, Class A2, 1.60%, 10/25/16 (a)		600	609,832
	SLM Student Loan Trust, Series 2008-5, Class A3, 1.80%, 1/25/18 (a)		600	614,493
	SLM Student Loan Trust, Series 2008-5, Class A4, 2.20%, 7/25/23 (a)		600	621,552

				5,098,293

	Total Asset-Backed Securities - 3.9%			6,629,584

	Common Stocks	Shares

Canada - 0.1%	Ainsworth Lumber Co. Ltd. (b)	41,892	94,298
	Ainsworth Lumber Co. Ltd. (b)(c)	47,014	105,566
	Western Forest Products, Inc. (b)	54,716	13,287
	Western Forest Products, Inc. (b)(c)	25,926	6,296

	Total Common Stocks - 0.1%		219,447

	Corporate Bonds		Par (000)

Bermuda - 0.1%	AES China Generating Co. Ltd., 8.25%, 6/26/10	USD	264	251,537

Canada - 0.6%	Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (c)(d)		361	188,875
	Novelis, Inc., 7.25%, 2/15/15		850	735,250

				924,125

Denmark - 0.3%	Realkredit Danmark A/S, Series 83D, 4.10%, 1/01/38 (a)	DKK	2,537	476,662

Europe - 0.3%	European Investment Bank, 3.13%, 6/04/14	USD	450	460,503

Finland - 0.3%	Dexia Credit Local, 2.38%, 9/23/11 (c)		520	527,110

France - 0.2%	Credit Agricole Covered Bonds Series E, 3.50%, 7/21/14	EUR	250	374,886

Ireland - 0.5%	GE Capital European Funding, 4.38%, 3/30/11		280	420,320
	Talisman Finance Plc, Series 7, Class A, 0.94%, 4/22/17 (a)		575	487,427

				907,747

Netherlands - 1.3%	ABN Amro Bank NV Series E, 3.75%, 7/15/14		300	451,951
	Fortis Bank Nederland Holding NV, 3.38%, 5/19/14		350	525,485
	LeasePlan Corp. NV, 3.25%, 5/22/14		425	633,114
	Telefonica Europe BV, 7.75%, 9/15/10	USD	500	528,897

				2,139,447

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Corporate Bonds		Par (000)	Value

New Zealand - 0.5%	ANZ National Int’l Ltd., 3.25%, 4/02/12 (c)	USD	775	$785,518

Norway - 0.8%	Eksportfinans A/S, Series MTN, 4.38%, 9/20/10	EUR	595	894,520
	Kommunalbanken A/S, 5.13%, 5/30/12	USD	400	430,410

				1,324,930

Russia - 0.5%	Morgan Stanley Bank AG for OAO Gazprom, 9.63%, 3/01/13		800	892,080

Sweden - 0.4%	Svenska Handelsbanken AB, 2.88%, 9/14/12 (c)		750	751,886

United Kingdom - 2.9%	Chester Asset Receivables Dealings No. 12 Plc, Series A, 6.00%, 3/15/13	GBP	310	492,995
	FCE Bank Plc, 7.13%, 1/16/12	EUR	250	347,547
	FCE Bank Plc, 7.13%, 1/15/13		400	541,442
	Imperial Tobacco Finance Plc, 5.00%, 6/25/12		400	608,464
	Lloyds TSB Bank Plc, 6.25%, 4/15/14		150	238,667
	NTL Cable Plc, 9.13%, 8/15/16	USD	250	256,875
	Northern Rock Plc, 5.63%, 6/22/17 (c)		1,600	1,469,578
	Vodafone Group Plc, 7.75%, 2/15/10		450	461,250
	Vodafone Group Plc, 4.15%, 6/10/14		450	462,117

				4,878,935

United States - 9.7%	American Tire Distributors, Inc., 6.54%, 4/01/12 (a)		400	332,000
	American Tower Corp., 7.13%, 10/15/12		215	218,225
	BAE Systems Holdings, Inc., 4.95%, 6/01/14 (c)		350	362,926
	Bottling Group LLC, 5.13%, 1/15/19		650	692,676
	CSC Holdings, Inc., 6.75%, 4/15/12		825	849,750
	CSC Holdings, Inc., Series B, 7.63%, 4/01/11		650	674,375
	Cincinnati Bell, Inc., 7.25%, 7/15/13		370	375,550
	Cricket Communications, Inc., 10.00%, 7/15/15		285	292,837
	DJO Finance LLC, 10.88%, 11/15/14		70	71,575
	DirecTV Holdings LLC, 5.88%, 10/01/19 (c)		580	576,375
	Duane Reade, Inc., 11.75%, 8/01/15 (c)		135	141,750
	Dycom Industries, Inc., 8.13%, 10/15/15		500	455,000
	EchoStar DBS Corp., 7.00%, 10/01/13		345	347,588
	General Electric Capital Corp., 6.15%, 8/07/37 (e)		440	417,549
	General Mills, Inc., 5.65%, 2/15/19		575	622,743
	Georgia-Pacific Corp., 8.13%, 5/15/11		600	622,500
	The Goodyear Tire & Rubber Co., 7.86%, 8/15/11		470	479,400
	MetLife, Inc., 6.75%, 6/01/16		549	612,688
	MetroPCS Wireless, Inc., 9.25%, 11/01/14		240	245,400
	NewPage Corp., 10.00%, 5/01/12		90	59,400
	NewPage Corp., 11.38%, 12/31/14 (c)		1,000	982,500
	Nielsen Finance LLC, 10.00%, 8/01/14		500	502,500
	Occidental Petroleum Corp., 7.00%, 11/01/13		375	433,230
	Peabody Energy Corp., 7.38%, 11/01/16		310	313,100
	Princeton University, 4.95%, 3/01/19		690	737,030
	Qwest Communications International, Inc., Series B, 7.50%, 2/15/14		360	355,500
	Qwest Corp., 7.50%, 10/01/14		500	505,000
	Rainbow National Services LLC, 10.38%, 9/01/14 (c)		280	294,700

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Corporate Bonds		Par (000)	Value

	SLM Corp., 4.30%, 12/15/09	CAD	250	$232,919
	SLM Corp., 5.40%, 10/25/11	USD	90	83,045
	Sabine Pass LNG LP, 7.50%, 11/30/16		850	725,688
	Sovereign Bancorp, Inc., 4.90%, 9/23/10		675	695,222
	Stanley-Martin Communities LLC, 9.75%, 8/15/15 (b)(f)		250	61,875
	Steel Dynamics, Inc., 7.38%, 11/01/12		100	101,000
	SunGard Data Systems, Inc., 10.63%, 5/15/15 (c)		420	445,200
	TL Acquisitions, Inc., 10.50%, 1/15/15 (c)		370	349,650
	Tenet Healthcare Corp., 9.00%, 5/01/15 (c)		50	52,250
	Tenet Healthcare Corp., 10.00%, 5/01/18 (c)		20	22,050
	UBS AG, Series DPNT, 5.88%, 12/20/17		500	511,837
	Verizon Wireless Capital LLC, 3.75%, 5/20/11 (c)		675	696,416

				16,551,019

	Total Corporate Bonds - 18.4%			31,246,385

	Foreign Government Obligations

	Australian Government Bond, 3.00%, 9/20/25	AUD	650	571,954
	Argentina Government International Bond, 8.28%, 12/31/33	USD	1,523	1,027,760
	Brazilian Government International Bond, 10.50%, 7/14/14		1,700	2,181,950
	Brazilian Government International Bond, 8.00%, 1/15/18		397	459,340
	Brazilian Government International Bond, 5.88%, 1/15/19		250	268,750
	Brazilian Government International Bond, 8.25%, 1/20/34		1,350	1,779,975
	Brazilian Government International Bond, 7.13%, 1/20/37		50	59,625
	Bundesobligation Series 145, 3.50%, 10/09/09	EUR	496	724,985
	Bundesobligation Series 148, 3.50%, 4/08/11		3,100	4,703,756
	Bundesrepublik Deutschland, 4.25%, 1/04/14		4,295	6,785,353
	Bundesrepublik Deutschland, 3.50%, 7/04/19		2,276	3,406,972
	Bundesrepublik Deutschland, Series 07, 4.25%, 7/04/39		2,630	4,057,726
	Bundesschatzanweisungen, 1.25%, 3/11/11		689	1,012,256
	Canadian Government Bond, 3.75%, 6/01/12	CAD	2,650	2,604,730
	Canadian Government Bond, 5.00%, 6/01/37		2,210	2,468,124
	Colombia Government International Bond, 7.38%, 9/18/37	USD	1,060	1,197,800
	Denmark Government Bond, 4.00%, 11/15/12	DKK	20,576	4,241,154
	Deutsche Bundesrepublik, 3.75%, 1/04/15	EUR	2,010	3,121,124
	Deutsche Bundesrepublik, 4.75%, 7/04/34		3,325	5,400,643
	Deutsche Bundesrepublik, Series 00, 5.50%, 1/04/31		337	593,094
	Dominican Republic International Bond, 9.04%, 1/23/18	USD	219	230,618
	Export Development Canada, 2.38%, 3/19/12		850	868,276
	France Government Bond OAT, 4.25%, 10/25/18	EUR	4,470	6,969,657
	France Government Bond OAT, 4.00%, 10/25/38		1,193	1,721,921
	French Treausry Note BTAN, 2.50%, 1/12/14		490	720,379
	Hellenic Republic Government Bond, 4.09%, 2/20/13 (a)		885	1,348,875
	Indonesia Government International Bond, 7.50%, 1/15/16 (c)	USD	350	388,500
	Italy Buoni Poliennali Del Tesoro, 4.25%, 8/01/14	EUR	1,425	2,217,992
	Italy Buoni Poliennali Del Tesoro, 4.00%, 2/01/37		1,075	1,400,067
	Japan Government Fifteen Year Bond, Series 39, 0.88%, 3/20/21 (a)	JPY	108,600	1,210,552

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Foreign Government Obligations		Par (000)	Value

Japan Government Twenty Year Bond, Series 99, 2.10%, 12/20/27	JPY	202,500	$2,298,067
Japanese Government CPI Linked Bond, 1.20%, 12/10/17		50,501	519,437
Japanese Government CPI Linked Bond, Series 12, 1.20%, 6/10/17		338,870	3,432,868
Japanese Government CPI Linked Bond, Series 13, 1.30%, 9/10/17		397,800	4,156,814
Japanese Government CPI Linked Bond, Series 15, 1.40%, 3/10/18		4,881	50,957
Kingdom of Denmark, 3.13%, 3/17/14	EUR	500	748,859
Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14	USD	1,675	1,742,672
Mexican Bonos, 9.50%, 12/18/14	MXN	8,666	698,009
Mexican Bonos, Series M 10, 7.75%, 12/14/17		17,675	1,301,431
Mexico Government International Bond, 8.30%, 8/15/31	USD	418	535,040
New South Wales Treasury Corp., Series 13, 5.25%, 5/01/13	AUD	1,060	929,930
Peru Government International Bond, 9.13%, 2/21/12	USD	2,100	2,436,000
Peru Government International Bond, 8.75%, 11/21/33		225	300,375
Peru Government International Bond, 6.55%, 3/14/37		455	493,675
Peruvian Government International Bond, 7.35%, 7/21/25		207	241,673
Poland Government Bond, Series 0412, 4.75%, 4/25/12	PLN	9,780	3,372,541
Poland Government International Bond, 6.38%, 7/15/19	USD	962	1,080,730
Province of Ontario Canada, 4.10%, 6/16/14		625	660,791
Queensland Treasury Corp., Series 17, 6.00%, 9/14/17	AUD	1,595	1,420,186
Republic of Turkey, 6.75%, 4/03/18	USD	400	421,520
Russian Foreign Bond Eurobond, 7.50%, 3/31/30 (g)		816	885,850
Societe Financement de l’Economie Francaise, 3.38%, 5/05/14 (c)		955	980,523
South Africa Government International Bond, 6.88%, 5/27/19		220	245,300
Spain Government Bond, 4.20%, 7/30/13	EUR	1,000	1,561,812
Spain Government Bond, 4.40%, 1/31/15		100	157,465
Spain Government Bond, 3.80%, 1/31/17		490	737,890
Spain Government Bond, 4.60%, 7/30/19		445	694,544
Sweden Government Bond, 4.50%, 8/12/15	SEK	12,650	1,963,600
Turkey Government International Bond, 7.00%, 6/05/20	USD	600	637,500
United Kingdom Gilt, 5.00%, 3/07/12	GBP	10	17,257
United Kingdom Gilt, 5.25%, 6/07/12		1,210	2,105,027
United Kingdom Gilt, 5.00%, 9/07/14		1,969	3,489,459
United Kingdom Gilt, 4.00%, 9/07/16		265	449,368
United Kingdom Gilt, 4.50%, 3/07/19		1,005	1,722,274
United Kingdom Gilt, 4.25%, 9/07/39		300	491,041
United Kingdom Gilt, 4.50%, 12/07/42		990	1,698,246
United Mexican States, 5.95%, 3/19/19	USD	650	682,500
Venezuela Government International Bond, 9.00%, 5/07/23		1,190	892,500
Venezuela Government International Bond, 7.65%, 4/21/25		225	149,063
Venezuela Government International Bond, 9.25%, 9/15/27		5,490	4,419,450
Venezuela Government International Bond, 9.25%, 5/07/28		660	502,260

Total Foreign Government Obligations - 67.7%			115,068,412

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Municipal Bonds		Par (000)	Value

United States - 1.1%	Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39	USD	345	$428,735
	State of California, GO, Taxable, Various Purpose 3, 5.95%, 4/01/16		850	910,656
	State of Texas, GO, Build America Bonds Taxable, 5.91%, 10/01/25		525	555,587

	Total Municipal Bonds - 1.1%			1,894,978

	Non-U.S. Government Agency Mortgage-Backed Securities

Japan - 0.2%	JLOC 37, LLC, Series 37A, Class A1, 0.56%, 1/15/15 (a)(c)	JPY	31,290	328,708

United States - 2.9%	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004- 6, Class 3A, 5.43%, 9/25/34 (a)	USD	229	213,091
	CS First Boston Mortgage Securities Corp., Series 2001- CKN5, Class A4, 5.44%, 9/15/34		453	466,687
	GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 5.14%, 1/25/35 (a)		317	274,099
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Series 2001-CIBC, Class A3, 6.26%, 3/15/33		753	777,556
	JPMorgan Chase Commercial Mortgage Securities Corp.,
	Series 2002-C2, Class A2, 5.05%, 12/12/34		500	510,339
	JPMorgan Mortgage Trust, Series 2004-A5, Class 3A1, 5.28%, 12/25/34 (a)		276	265,415
	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1, 5.28%, 11/15/38		518	527,692
	Merrill Lynch Mortgage Trust, Series 2002MW1, Class A4, 5.62%, 7/12/34		900	929,867
	Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2, Class A3, 6.50%, 11/13/36		772	815,481
	WaMu Mortgage Pass-Through Certificates, Series 2006- AR10, Class 3A2, 6.08%, 8/25/46 (a)		252	184,408

				4,964,635

	Total Non-U.S. Government Agency Mortgage-Backed Securities - 3.1%			5,293,343

	Other Interests (h)		Beneficial Interest (000)

United States - 0.0%	Adelphia Escrow		575	58
	Adelphia Recovery Trust		721	2,885

	Total Other Interests - 0.0%			2,943

	Preferred Securities

	Capital Trusts		Par (000)

France - 0.6%	AXA SA, Series 21, 5.78% (a)(i)	EUR	800	991,571

Spain - 0.2%	BBVA International Preferred SA Unipersonal, 3.80% (a)(i)		350	407,179

Switzerland - 0.1%	UBS Capital Securities Ltd., 8.84% (a)(i)		150	215,662

United States - 0.2%	HVB Funding Trust VIII, 7.06% (a)(i)		250	289,013

	Total Capital Trusts - 1.1%			1,903,425

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Country	Preferred Stocks		Shares	Value

United States - 0.0%	PTV, Inc., Series A, 10.00%		29,543	$2,363

	Total Preferred Stocks - 0.0%			2,363

	Total Preferred Securities - 1.1%			1,905,788

	U.S. Government Agency Mortgage-Backed Securities		Par (000)

	Freddie Mac Multiclass Certificates, Series 2920, Class HC, 4.50%, 12/15/18	USD	730	759,124

	Total U.S. Government Agency Mortgage-Backed Securities - 0.5%			759,124

	U.S. Treasury Obligations

	U.S. Treasury Bonds, 6.13%, 11/15/27		645	819,150
	U.S. Treasury Notes, 1.88%, 6/15/12		1,400	1,421,875
	U.S. Treasury Notes, 2.50%, 7/31/14		725	737,121
	U.S. Treasury Notes, 3.25%, 7/31/16		3,250	3,326,174
	U.S. Treasury Notes, 4.25%, 5/15/39 (e)(j)		1,355	1,401,790
	U.S. Treasury Notes, 4.50%, 8/15/39		370	398,906

	Total U.S. Treasury Obligations - 4.8%			8,105,016

	Warrants (k)		Shares

United States - 0.0%	HealthSouth Corp. (expires 1/16/14)		14,085	–

Venezuela - 0.0%	Venezuela Oil Obligations (expires 4/15/20)		3,000	77,250

	Total Warrants - 0.0%			77,250

	Total Long-Term Investments (Cost - $162,882,828) - 100.7%			171,202,270

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.20% (l)(m)		4,719,152	4,719,152

	Total Short-Term Securities (Cost - $4,719,152) - 2.8%			4,719,152

	Options Purchased		Contracts (n)

Over-the-Counter Call Swaptions	Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring 11/21/09, Broker JPMorgan Chase Bank		19	860

	Total Options Purchased (Cost - $88,815) - 0.0%			860

	Total Investments (Cost - $167,690,795*) - 103.5%			175,922,282
	Liabilities in Excess of Other Assets - (3.5)%			(6,017,745)

	Net Assets - 100.0%			$169,904,537

*	The cost and unrealized appreciation (depreciation) of investments as of September 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$168,705,134

Gross unrealized appreciation	$13,190,078
Gross unrealized depreciation	(5,972,930)

Net unrealized appreciation	$7,217,148

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step bond. Rate is as of report date.

(h)	Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	All or a portion of security has been pledged as collateral for swaps.

(k)

Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(l)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	4,719,152	$22,795
BlackRock Liquidity Series, LLC Cash Sweep Series	$(20,373,910)	$16,511

(m)	Represents the current yield as of report date.

(n)	One contract represents a notional amount of $1 million.

•	Financial futures contracts purchased as of September 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Appreciation (Depreciation)

166	3-Year Australian Bond Future	Sydney	December 2009	$15,112,029	$(80,584)
1	10-Year Australian Bond Future	Sydney	December 2009	$91,988	73
12	Euro-BUND Future	Eurex	December 2009	$2,119,380	20,868
4	Long Gilt	London	December 2009	$756,275	1,636

Total					$(58,007)

•	Financial futures contracts sold as of September 30, 2009 were as follows:

Contracts	Issue	Exchange	Expiration Date	Face Value	Unrealized Depreciation

111	2-Year U.S. Treasury Bond	Chicago	December 2009	$23,962,721	$(120,810)
21	5-Year U.S. Treasury Bond	Chicago	December 2009	$2,410,885	(27,084)
21	10-Year Canada Future Bond	Montreal	December 2009	$2,343,770	(36,616)
4	10-Year Japan Future Bond	Tokyo	December 2009	$6,177,674	(31,428)
56	10-Year U.S. Treasury Bond	Chicago	December 2009	$6,550,744	(75,631)
95	Euro-SCHARTZ Future	Eurex	December 2009	$15,030,812	(5,479)

Total					$(297,048)

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

DKK	18,934,500	USD	3,708,074	Citibank NA	10/02/09	$13,905
PLN	9,914,000	USD	3,455,346	Royal Bank of Scotland	10/05/09	(2,529)
AUD	3,885,000	USD	3,385,253	Deutsche Bank AG	10/28/09	34,329
CAD	1,617,000	USD	1,496,125	Barclays Bank Plc	10/28/09	14,251
CAD	5,397,000	USD	4,948,717	Citibank NA	10/28/09	92,408
CAD	1,925,000	USD	1,805,969	UBS AG	10/28/09	(7,902)

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)

•	Foreign currency exchange contracts as of September 30, 2009 were as follows:

	Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

	GBP	121,300	USD	200,475	Deutsche Bank AG	10/28/09	$(6,645)
	JPY	608,662,000	USD	6,483,225	Royal Bank of Scotland	10/28/09	298,664
	JPY	324,405,000	USD	3,568,616	UBS AG	10/28/09	45,999
	NOK	1,004,000	USD	165,190	Barclays Bank Plc	10/28/09	8,482
	NOK	9,905,000	USD	1,691,246	Deutsche Bank AG	10/28/09	22,116
	SEK	11,485,000	USD	1,672,008	Citibank NA	10/28/09	(24,216)
	USD	2,711,616	AUD	3,277,000	UBS AG	10/28/09	(172,804)
	USD	8,729,406	CAD	9,479,000	Barclays Bank Plc	10/28/09	(124,555)
	USD	3,900,381	DKK	19,945,500	Citibank NA	10/28/09	(18,716)
	USD	3,717,027	EUR	2,525,000	UBS AG	10/28/09	22,104
	USD	10,109,727	GBP	6,167,000	Citibank NA	10/28/09	255,202
	USD	927,559	GBP	562,500	Deutsche Bank AG	10/28/09	28,716
	USD	2,058,700	MXN	26,903,500	Citibank NA	10/28/09	73,529
	USD	3,449,092	PLN	9,914,000	Royal Bank of Scotland	10/28/09	2,605
	USD	1,910,796	SEK	13,679,500	UBS AG	10/28/09	(51,848)
	EUR	1,886,800	USD	2,762,564	Barclays Bank Plc	11/18/09	(1,618)
	USD	33,230,321	EUR	22,772,000	Citibank NA	11/18/09	(91,842)
	USD	3,554,608	HUF	655,270,000	UBS AG	11/24/09	28,963
	PLN	10,000,000	USD	3,554,608	UBS AG	11/24/09	(85,078)
	HUF	245,735,000	USD	1,326,852	BNP Paribas	11/25/09	(4,896)

	Total						$348,624

•	Credit default swaps on single-name issues • buy protection outstanding as of September 30, 2009 were as follows:

	Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)

	STMicroelectronics NV	0.26%	Citibank NA	September 2012	EUR	400	$4,680
	Hannover Rueckversicherung AG	0.43%	Citibank NA	March 2013	EUR	600	1,474
	JTI (UK) Finance Plc	0.41%	UBS AG	September 2013	EUR	550	(6,353)

	Total						$(199)

•	Credit default swaps on single-name issues • sold protection outstanding as of September 30, 2009 were as follows:

	Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating(1)	Notional Amount (000)(2)		Unrealized Appreciation

	Republic of Indonesia	1.63%	Citibank NA	March 2011	BB-	USD	1,500	$7,089

(1)	Using Standard & Poor’s ratings of the issuer.

(2)	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Credit default swaps on traded indexes • buy protection outstanding as of September 30, 2009 were as follows:

	Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Depreciation

	Dow Jones iTraxx HiVol Series 1	3.75%	Credit Suisse International	June 2014	EUR	3,750	$(266,378)

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)

•	Credit default swaps on traded indexes • sold protection outstanding as of September 30, 2009 were as follows:

	Issuer	Receive Fixed Rate	Counterparty	Expiration	Credit Rating(3)	Notional Amount (000)(4)		Unrealized Appreciation

	Dow Jones CDX Emerging Markets Series 10 Volume 1	3.35%	Deutsche Bank AG	December 2013	BB+	USD	1,640	$207,319

(3)	Using Standard & Poor’s weighted average ratings of the underlying securities in the index.

(4)	The maximum potential amount the Fund may be required to pay should a negative credit event take place as defined under the terms of the agreement.

•	Interest rate swaps outstanding as of September 30, 2009 were as follows:

	Fixed Rate	Floating Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation

	3.15% (a)	6-month EURO	Deutsche Bank AG	May 2013	EUR	6,400	$21,823

(a)	Pays floating interest rate and receives fixed rate.

•	Portfolio Abbreviations:

	AUD	Australian Dollar
	CAD	Canadian Dollar
	DKK	Danish Krone
	EUR	Euro
	GBP	British Pound
	GO	General Obligation Bonds
	HUF	Hungary Forint
	JPY	Japanese Yen
	MXN	Mexican New Peso
	NOK	Norwegian Krone
	PLN	Poland Zloty
	RB	Revenue Bonds
	SEK	Swedish Krona
	USD	US Dollar

•	Fair Value Measurements – various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)

Valuation Inputs	Investments in Securities

Assets

Level 1
Long-Term Investments
Common Stocks	$113,881
Short-Term Securities	4,719,152

Total Level 1	4,833,033

Level 2
Long-Term Investments
Common Stocks	105,566
Asset-Backed Securities	6,629,584
Corporate Bonds	31,246,385
Foreign Government Obligations	115,068,412
Municipal Bonds	1,894,978
Non U.S. Government Agency Mortgage-Backed Securities	5,293,343
Preferred Securities	1,905,788
U.S. Government Mortgage-Backed Securities	759,124
U.S. Treasury Obligations	8,105,016

Level 2 - Long-Term Investments	171,008,196

Level 3
Other Interests	2,943
Warrants	77,250

Total Level 3	80,193

Total	$175,921,422

Valuation Inputs	Other Financial Instruments [1]

	Assets	Liabilities

Level 1	$22,577	$(377,632)
Level 2	1,184,518	(865,380)
Level 3	—	—

Total	$1,207,095	$(1,243,012)

[1]

Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instruments and options are shown at market value.

BlackRock World Income Fund, Inc.

Schedule of Investments September 30, 2009 (Unaudited)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

	Warrants	Other Interests	Investments In Securities

Balance, as of December 31, 2008	—	$2,943	$2,943
Accrued discounts/premiums	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation (depreciation)	—	—	—
Net purchases (sales)	—	—	—
Net transfers in/out of Level 3	$77,250	—	77,250

Balance, as of September 30, 2009	$77,250	$2,943	$80,193

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Valuation Inputs	Other Financial Instruments

	Assets	Liabilities

Balance, as of December 31, 2008	$48,661	$(145,214)
Accrued discounts/premiums	—	—
Realized gain (loss)	47,190	(154,157)
Change in unrealized appreciation (depreciation)	(107,127)	305,709
Net purchases (sales)	11,276	(6,338)
Net transfers in/out of Level 3	—	—

Balance, as of September 30, 2009	—	—

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock World Income Fund, Inc.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock World Income Fund, Inc.

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock World Income Fund, Inc.

Date: November 20, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock World Income Fund, Inc.

Date: November 20, 2009